Entity Information	12 Months Ended
Sep. 30, 2011
Entity Information
Entity Registrant Name	LIZHAN ENVIRONMENTAL CORPORATION
Entity Central Index Key	0001489784
Entity Current Reporting Status	Yes
Current Fiscal Year End Date	--09-30
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	Yes
Entity Common Stock Shares Outstanding	13,643,750

Document Information	12 Months Ended
Sep. 30, 2011
Document Information
Document Type	20-F
Document Period End Date	Sep 30, 2011
Amendment Flag	false
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY

Balance Sheets (USD $)	Sep. 30, 2011	Sep. 30, 2010
Current assets
Cash	$ 1,231,233	$ 2,597,366
Restricted cash	1,285,671	1,072,416
Accounts receivable, net	6,303,572	7,310,194
Inventories	13,008,891	4,666,496
Amounts due from directors	0	1,497
Value added tax receivable	1,185,057	37,586
Prepaid expenses and other current assets	3,038,835	2,442,120
Total current assets	26,053,259	18,127,675
Other assets
Property, plant and equipment, net	34,094,191	12,906,655
Land use rights	1,680,335	1,638,248
Intangible assets, net	595,833	628,333
Deposits for plant and equipment	188,883	11,385,603
Security deposit and prepaid rent	1,941,447	0
Total other assets	38,500,689	26,558,839
Total assets	64,553,948	44,686,514
Current liabilities
Accounts payable	7,696,159	8,158,461
Bank acceptance notes payable	2,571,338	2,144,832
Short-term loans	20,978,363	13,676,108
Accrued expenses and other payables	531,717	1,251,849
Payable for construction of building and machinery	399,961	297,153
Income taxes payable	183,782	702,713
Deferred income	0	110,106
Total current liabilities	32,361,320	26,341,222
Long-term loans	3,684,541	0
Total liabilities	36,045,861	26,341,222
Stockholders' equity
Common stock, $0.32 par; 31,250,000 shares authorized, 13,643,750 shares and 11,143,750 shares issued and outstanding as at September 30, 2011 and 2010, respectively	4,366,000	3,566,000
Additional paid-in capital	7,665,752	924,000
Statutory reserves	1,558,079	1,289,475
Retained earnings	12,418,347	11,053,506
Accumulated other comprehensive income	2,053,437	888,532
Total Lizhan stockholders equity	28,061,615	17,721,513
Non-controlling interest	446,472	623,779
Total equity	28,508,087	18,345,292
Total liabilities and stockholders' equity	$ 64,553,948	$ 44,686,514

Balance Sheets (Parenthetical)	Sep. 30, 2011	Sep. 30, 2010
Stockholders' equity
Common stock - par	0.32	0.32
Common share - authorized	31,250,000	31,250,000
Common share - issued	13,643,750	11,143,750

Consolidated statement of income (USD $)	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Consolidated Statements of Income
NET SALES	$ 36,342,348	$ 46,321,225	$ 21,612,541
Cost of sales	29,614,533	35,042,898	17,868,408
Gross profit	6,727,815	11,278,327	3,744,133
Operating expenses:
General and administrative expenses	4,486,643	2,110,506	1,053,752
Research and development expenses	92,522	136,398	64,991
Selling and marketing expenses	845,221	634,544	322,133
Total operating expenses	5,424,386	2,881,448	1,440,876
Operating income	1,303,429	8,396,879	2,303,257
Other income (expenses):
Other income	1,261,409	1,139,445	610,548
Exchange loss	(156,543)	(49,788)	(24,963)
Interest income	14,572	26,721	19,972
Interest expense	(411,920)	(300,609)	(166,186)
Other expenses, net	(174,007)	(142,419)	(11,330)
Total other income , net	533,511	673,350	428,041
Income before income taxes	1,836,940	9,070,229	2,731,298
Income tax expense	(405,755)	(912,249)	0
Net income before allocation of non-controlling interest	1,431,185	8,157,980	2,731,298
Net loss attributable to non-controlling interest	202,260	28,127	0
Net income attributable to the stockholders	$ 1,633,445	$ 8,186,107	$ 2,731,298
Earnings per common share
- Basic and fully diluted	0.12	0.74	0.25
Weighted average number of common shares outstanding
- Basic and fully diluted	13,314,080	11,084,983	10,937,500

Consolidated statement of comprehensive income (USD $)	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Statement of Comprehensive Income
Net income	$ 1,431,185	$ 8,157,980	$ 2,731,298
Other Comprehensive Income
Foreign currency translation adjustment	1,189,858	424,403	(6,026)
Comprehensive income	2,621,043	8,582,383	2,725,272
Less: Comprehensive (income)/loss attributable to non-controlling interests	(177,307)	(26,221)	0
Comprehensive income attributable to Lizhan Environmental Coorporation	$ 2,798,350	$ 8,608,604	$ 2,725,272

Consolidated statement of changes in stockholders equity (USD $)	Total	Number	Amount	Additional paid in capital [Member]	Subscription Receivable [Member]	Statutory Reserve [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income [Member]	Noncontrolling interest [Member]
Balance at Sep. 30, 2008	$ 4,707,085		$ 3,500,000		$ (690,552)	$ 148,514	$ 1,277,062	$ 472,061
Balance at Sep. 30, 2008		10,937,500
Contribution of cash by stockholders	690,552				690,552
Net income	2,731,298						2,731,298
Appropriations to statutory reserves						273,807	(273,807)
Foreign currency translation adjustment	(6,026)							(6,026)
Balance at Sep. 30, 2009	8,122,909		3,500,000			422,321	3,743,553	466,035
Balance at Sep. 30, 2009		10,937,500
Sale of common stock shares		206,250
Sale of 206,250 shares of common stock at $4.80 per share	990,000		66,000	924,000
Disposal of 13% interest in a subsidiary in exchange for patents pending (note 1)	650,000								650,000
Net income	8,157,980						8,186,107		(28,127)
Appropriations to statutory reserves	0					867,154	(867,154)
Foreign currency translation adjustment	424,403							422,497	1,906
Balance at Sep. 30, 2010	18,345,292		3,566,000	924,000		1,289,475	11,053,506	888,532	623,779
Balance at Sep. 30, 2010		11,143,750
Issuance of shares for cash, net of offering cost of $2.5 Million		2,500,000
Issuance of shares for cash, net of offering cost of $2.5 Million	7,541,752		800,000	6,741,752
Net income	1,431,185						1,633,445		(202,260)
Appropriations to statutory reserves	0					268,604	(268,604)
Foreign currency translation adjustment	1,189,858							1,164,905	24,953
Balance at Sep. 30, 2011	$ 28,508,087		$ 4,366,000	$ 7,665,752		$ 1,558,079	$ 12,418,347	$ 2,053,437	$ 446,472
Balance at Sep. 30, 2011		13,643,750

Consolidated statement of changes in stockholders equity (Parenthetical)	12 Months Ended
Sep. 30, 2010
Changes in stockholders equity
Common Stock Dividends Per Share Declared	4.8
Percentage of disposal of interest in a subsidiary in exchange for patents pending	13.00%

Consolidated statement of cash flows (USD $)	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Cash flows from operating activities
Net income	$ 1,431,185	$ 8,157,980	$ 2,731,298
Add net loss attributable to non-controlling interest	202,260	28,127	0
Net income attributable to the stockholders	1,633,445	8,186,107	2,731,298
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation of property, plant and equipment	750,197	693,653	505,340
Amortization of intangible assets	32,500	21,667	0
Amortization of land use right	37,331	34,343	22,694
Bad debt expenses	263,620	0	0
Loss on disposal of motor vehicle	14,670	0	0
Recognition of noncash deferred income from exclusive distribution right granted by the Company to a customer	(112,923)	(649,484)	(539,244)
Non-controlling interest	(202,260)	(28,127)	0
Changes in operating assets and liabilities:
Accounts receivable	1,070,714	(2,844,533)	(1,365,887)
Inventories	(7,932,188)	(1,103,391)	(1,923,183)
Prepaid expenses and other current assets	920,243	(1,900,657)	(287,496)
Accounts payable	(842,798)	3,238,413	1,423,890
Accrued expenses and other payables	(300,768)	487,940	39,959
Security deposits and prepaid rent	(1,898,116)	0	0
Income tax payable	(541,011)	690,848	0
Value added tax receivable	(1,532,691)	731,862	(133,793)
Net cash (used in) provided by operating activities	(8,640,035)	7,558,641	473,578
Cash flows from investing activities
(Increase) decrease in restricted cash	(157,123)	925,001	(1,031,346)
Acquisition of land use rights	0	(628,106)	0
Proceeds from sale of property, plant and equipment	6,132	0	0
Payment for purchase of plant and equipment	(9,396,509)	(16,034,735)	(1,187,757)
Net cash used in investing activities	(9,547,500)	(15,737,840)	(2,219,103)
Cash flows from financing activities
Proceeds from short term bank loans	28,435,220	15,208,511	2,342,418
Repayment of short term bank loans	(21,951,070)	(4,114,380)	(2,708,420)
Proceeds from long term bank loans	9,733,889	0	0
Repayment of long term bank loans	(6,131,584)	0	0
Proceeds from bank acceptance notes payable	2,513,950	5,297,264	2,733,308
Repayment to acceptance notes payable	(2,199,706)	(7,401,475)	0
Payment of amounts due to contractors for building and machinery	86,279	(5,158)	(802,797)
Issue of ordinary shares for cash	0	990,439	690,552
Sale of Common Stock for cash	10,000,000	0	0
Common Stock offering cost	(2,458,248)	0	0
Advance from (Repayment to) a stockholder and director	1,533	(52,899)	51,240
Loan to third party	(1,433,258)	0	0
Repayment to related companies	0	0	(402,556)
Net cash provided by financing activities	16,597,005	9,922,302	1,903,745
Effect of exchange rate changes	224,397	(9,899)	(517)
Net (decrease) increase in cash	(1,366,133)	1,733,204	157,703
Cash at beginning of year	2,597,366	864,162	706,459
Cash at end of year	1,231,233	2,597,366	864,162
Non-cash investing and financing transactions:
Acquisition of machinery in exchange for exclusive distribution right granted to a customer	0	0	1,294,186
Payable due to contractors for construction of building and machinery	23,378	226,331	296,267
Patents contributed by a principal stockholder as capital	0	87,740	0
Acquisition of patent and pending patents in exchange for 13% interest in a subsidiary	0	650,000	0
Supplemental information:
Cash paid for interest	1,175,059	300,609	166,186
Cash paid for income tax	$ 932,874	$ 221,400	$ 0

Consolidated statement of cash flows (Parenthetical)	Sep. 30, 2010
Non-cash investing and financing transactions:
Interest in subsidiary exchanged	13.00%

Note 01 - Basis of Financial Statements Preparation	12 Months Ended
Sep. 30, 2011
Organization Consolidation and Presentation of Financial Statements [Abstract]
DESCRIPTION OF BUSINESS AND ORGANIZATION

(1)          DESCRIPTION OF BUSINESS AND ORGANIZATION

Nature of operations

Lizhan Environmental Corporation (“Lizhan Environmental”) is a holding company and, through its subsidiaries, primarily engages in the manufacture, distribution and marketing of synthetic leather and other fabrics which are used in the production of residential and office furniture, garments and automotive upholstery products.  Lizhan Environmental together with its subsidiaries are collectively referred to as the “Company”.

Reorganization

Lizhan Environmental was incorporated under the name “Illigate Environment Resources Technology Company Limited” on August 31, 2009 as a limited liability company in the Cayman Islands.  During the period from incorporation through the Reorganization (as defined below), the controlling interest in Lizhan Environmental was owned by Mr. Jianfeng Liu (“Mr. Liu”), the Chief Executive Officer (“CEO”) and Chairman of the Company.

On January 12, 2010, the Company changed its name from Illigate Environment Resources Technology Company Limited to Lizhan Environmental Corporation.

Details of Lizhan Environmental’s subsidiaries which are included in these consolidated financial statements are as follows:

Subsidiaries’ names	Place and date of incorporation	Percentage of ownership by the Company	Principal activities

Li Zhan Resources Recycling Technology Development Company Limited (“Resources”)	Hong Kong September 3, 2009	100%	Intermediate holding company

Lizhan Textile (Zhejiang) Co., Ltd. (“Lizhan Textile”)	People’s Republic of China (“PRC”) December 6, 2005	100% (through Resources)	Manufacture, distribution and marketing of synthetic leather and other fabrics

Zhejiang Hongzhan New Material Limited (“Hongzhan”)	PRC December 8, 2009	87% (through Resources)	Manufacture and selling of a new reconstituted evergreen product

Resources was incorporated as a limited liability company in Hong Kong and had been wholly owned by Mr. Liu until being acquired by Lizhan Environmental pursuant to a reorganization (the “Reorganization”).

Lizhan Textile was established as a wholly foreign-owned enterprise in the PRC on December 6, 2005 and has a registered and paid-up capital of US$7,580,000 as of September 30, 2011.

Prior to the Reorganization, Lizhan Textile had been wholly owned by Illigate Development Limited (“Illigate”), a company incorporated in the British Virgin Island which in turn is wholly owned by Mr. Liu.

Pursuant to a stock transfer agreement dated September 15, 2009, Resources acquired the entire ownership interests in Lizhan Textile from Illigate. The change in ownership of Lizhan Textile was approved by the PRC local government on October 12, 2009.

As part of the Reorganization, on November 9, 2009, Lizhan Environmental acquired 100% equity interest in Resources from Mr. Liu.

On November 19, 2010, the Company issued 2,500,000 ordinary shares at par value of $0.32 per share in the initial public offering. The public offering price of the ordinary shares is $4.00 per share.  The Company received net proceeds of approximately $7.6 million from the offering after deducting underwriting discounts and other costs totaling $2.5 million.

Reverse Stock Split

The Company initiated a 1-for-1.6 reverse stock split effective September 14, 2010. All shares and per share amounts in these consolidated financial statements and note thereto have been retroactively adjusted to give effect to the reverse stock split.

Changes in Ownership Interest in the Subsidiary

In December 8, 2009, the Company, through its 100% owned subsidiary, Resources, established a new wholly-owned subsidiary, Hongzhan, with a registered capital of $5,000,000 in the PRC. Hongzhan will engage in the manufacture and selling of new reconstituted evergreen products, which are manufactured from collagen fibers extracted from leather waste and constructed into a fibrous web by an air laid system.

On February 8, 2010, Resources entered into a share transfer agreement with Eminent Benefit Holdings Limited (“Eminent”, which is wholly-owned by Mr. Liwen Zhang, a key employee of the Company since February 2010) (with no ownership interest in the Company) to transfer 13% ownership interest in Hongzhan to Eminent for $650,000. Pursuant to a supplemental agreement, dated February 10, 2010, the parties agreed that Mr. Liwen Zhang shall transfer one patent and two pending patents applications, which are related to the production of evergreen leather products in satisfaction of the $650,000 payable by Eminent to Resources for the transfer of 13% ownership interest in Hongzhan. As a result, the Company essentially disposed of 13% ownership interest in Hongzhan in exchange for the one patent and two patents pending transferred from Mr. Liwen Zhang. Immediately before this share transfer agreement, Hongzhan had not commenced any business activities and had no assets except for the cash it received from the issuance of its capital.

The Company has considered the guidance provided in The American Institute of Certified Public Accountants Practice Aids, “Valuation of Privately-Held Company Equity Securities Issued as Compensation” for the determination of fair value at the enterprise level. Hongzhan, being a newly established company and an early stage enterprise, has not generated any revenue and has no expense history, both market and income approaches have been considered impracticable or inappropriate and hence, an asset-based approach has been applied. As of the date of transfer of the 13% interest, Hongzhan’s only asset comprised cash of $5,000,000, which amount equaled to its registered capital contributed by shareholder. As a result, 13% interest of Hongzhan has been valued at 13% of $5,000,000, being $650,000. On the other hand, the Company has also considered the estimation of the fair value of the three patents acquired in exchange for the 13% interest in Hongzhan. Due to the lack of market information for identical or similar patents in the PRC, the Company has considered that the income approach would be the only possible method to estimate the fair value of the three patents. In applying the income approach, the Company would be required to estimate the cash flows or earnings that it expects to derive separately from the three patents, discounted to a present value based on its own assumptions about risk, rate of return, etc.

Based on the above, the Company has determined that the fair value of $650,000 of 13% interest in Hongzhan is more clearly evident than the fair value of the three patents which may only be determined based on unobservable inputs and highly subjective and has been applied as the basis for accounting for this transaction.

As a result, the Company, through Resources owns 87% of the interests in Hongzhan and Eminent controls the remaining 13%. The transfer of 13% ownership interest in Hongzhan from Resources to Eminent was approved by the PRC local government on March 10, 2010.

Note 02 - Going Concern And Management Plans	12 Months Ended
Sep. 30, 2011
GOING CONCERN AND MANAGEMENT'S PLANS
GOING CONCERN AND MANAGEMENT'S PLANS

(2)    GOING CONCERN AND MANAGEMENT’S PLANS

The Company has a working capital deficiency of approximately $6,300,000 and $8,200,000 at September 30, 2011 and 2010, respectively. The Company used approximately $8,600,000 of cash for operation at September 30, 2011. These conditions raise substantial doubt about its ability to continue as a going corncern.  The Company’s activities have been primarily financed through bank loans. The Company intends to raise additional capital through bank loans to fund its operations.  However, no formal commitments or arrangements to advance or loan funds to the Company.  There is no legal obligation for either management or significant stockholders to provide additional future funding. There is no assurance that the Company will be able to borrow additional funds and/or raise any equity.

Note 03 - Summaries of Significant Accounting Policies	12 Months Ended
Sep. 30, 2011
Accounting Policies [Abstract]
SUMMARIES OF SIGNIFICANT ACCOUNTING POLICIES

(3)    SUMMARIES OF SIGNIFICANT ACCOUNTING POLICIES

(a)     Basis of presentation and consolidation

The accompanying audited consolidated financial statements and related notes have been prepared in conformity with accounting principles generally accepted in the United States of America ("US GAAP").

Lizhan Environmental, Resources and Lizhan Textile have all been under common control of Mr. Liu before and after the Reorganization. The Reorganization has been accounted for as a common control transaction using the “as if” pooling method of accounting. These consolidated financial statements have been prepared as if the existing corporate structure had been in existence throughout the periods presented and as if the Reorganization had occurred as of the beginning of the earliest period presented.

The consolidated financial statements include all accounts of the Company and its subsidiaries. All material inter-company balances and transactions have been eliminated on consolidation.

(b)     Use of estimates

The preparation of the financial statements in conformity with US GAAP requires management of the Company to make a number of estimates and assumptions relating to the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the periods presented. Significant items subject to such estimates and assumptions include the recoverability of the carrying amount and the estimated useful lives of long-lived assets; valuation allowances for receivables, realizable values for inventories. Actual results could differ from those estimates.

(c)     Foreign currency translation

The Company uses United States dollars (“U.S. Dollar” or “US$” or “$”) for financial reporting purposes. The subsidiaries within the Company maintain their books and records in their respective functional currency, Chinese Renminbi (“RMB”) and Hong Kong dollars (“HK$”), being the lawful currency in the PRC and Hong Kong, respectively. Assets and liabilities of the subsidiaries are translated from RMB or HK$ into U.S. Dollars using the applicable exchange rates prevailing at the balance sheet date. Items on the statements of income and comprehensive income and cash flows are translated at average exchange rates during the reporting period. Equity accounts are translated at historical rates. Adjustments resulting from the translation of the Company’s financial statements are recorded as accumulated other comprehensive income. The exchange rates used to translate amounts in RMB and HK$ into U.S. Dollars for the purposes of preparing the consolidated financial statements are as follows:

	2011	2010	2009

Balance sheet items, except for equity accounts	RMB6.3780=$1	RMB6.6905=$1	RMB6.8290=$1
	HK$7.7840=$1	HK$7.7599=$1	HK$7.7805=$1

Items in statements of income and cash flows	RMB6.5236=$1	RMB6.8054=$1	RMB6.8306=$1
	HK$7.7790=$1	HK$7.7656=$1	HK$7.7890=$1

There is no assurance that the RMB and HK$ amounts could have been, or could be, converted into U.S. dollars at the above rates.

(d)     Cash

Cash consists of cash on hand and at banks. Substantially all of the Company’s cash deposits are held with financial institutions located in the PRC. Management believes that these major financial institutions are of high credit quality. Restricted cash is excluded from cash and cash equivalents.

(e)     Accounts receivable

Accounts receivable are recorded at the invoiced amount, net of any allowances for doubtful accounts.  The Company records an allowance for doubtful accounts based on specifically identified amounts that the Company believes to be uncollectible.  The Company reviews the accounts receivable on a periodic basis and makes allowances where there is doubt as to the collectability of individual balances. In evaluating the collectability of individual receivable balances, the Company considers many factors, including the age of the balance, the customer’s payment history and settlement status, its current credit-worthiness as well as current economic trends.

Outstanding account balances are reviewed individually for collectability. Account balances are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote. The Company does not have any off-balance-sheet credit exposure to its customers.

Based on the Company’s assessment of collectability as of the balance sheet dates, there has been $263,620 and nil allowance for doubtful accounts recognized as of September 30, 2011 and 2010 respectively.

(f)      Inventories

Inventories consist primarily of leather waste (which is used as raw materials for reconstitution as synthetic leather), ultrasuede grey cloth, polyurethane (“PU”) base, resin, PU leather and other fabrics, and are stated at the lower of cost or market. Cost is determined using the weighted average cost method. Costs of work-in-process and finished goods include raw materials, direct labor and overhead associated with the manufacturing process. Market value is determined by reference to selling prices after the balance sheet date or to management’s estimates based on prevailing market conditions. The management also regularly evaluates the composition of its inventories to identify slow-moving and obsolete inventories to determine if valuation allowance is required.

(g)     Property, plant and equipment

Property, plant and equipment are recorded at cost less accumulated depreciation.  Expenditures for major additions and betterments are capitalized.  Maintenance and repairs are charged to general and administrative expenses as incurred. Depreciation of property, plant and equipment is computed by the straight-line method over the assets’ estimated useful lives. Building improvements, if any, are amortized on a straight-line basis over the estimated useful life. Interest costs incurred during the construction period (i.e. the period of time necessary to bring a constructed fixed asset to the condition and location necessary for its intended use) is capitalized and amortized over the useful life of the asset.

Upon sale or retirement of property, plant and equipment, the related cost and accumulated depreciation are removed from the accounts and any gain or loss is reflected in operations.

Construction in progress represents the costs of property, plant and equipment under construction or installation. Depreciation commences when the assets are placed in service. The accumulated costs are reclassified as property, plant and equipment when installation or construction is completed.

The estimated useful lives of the assets are as follows:

Buildings	30 years
Plant, machinery and equipment	5 - 10 years
Motor vehicles	8 years
Office equipment	5 years
Computer software	3 - 5 years

(h)     Intangible assets

The Company’s intangible assets include ten-year exclusive rights to use certain patents.  The Company accounts for its intangible assets pursuant to FASB ASC Subtopic 350-30, “General Intangibles Other Than Goodwill”. Under ASC 350-30-35, intangibles with definite lives are amortized on a straight-line basis over the lesser of their estimated useful lives or contractual terms. Accordingly, the Company amortizes the exclusive rights to use the patents over 10 years on a straight-line basis.

(i)      Land use right

Land use rights represent the prepayments for the use of the parcels of land in the PRC where the Company’s production facilities located, and are charged to expense over their respective lease periods. According to the laws of the PRC, the government owns all of the land in the PRC. Companies or individuals are authorized to use the land only through land use rights granted by the PRC government for a certain period (usually 50 years).

(j)      Impairment of long-lived assets

Long-lived assets, including intangible assets with definite lives and property, plant and equipment, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the estimated undiscounted future cash flows expected to be generated by the asset. If the carrying amount of an asset exceeds its estimated future cash flows, an impairment charge is recognized by the amount by which the carrying amount of the asset exceeds the fair value of the asset.

Based on the Company’s assessment, there have been no events or changes in circumstances that would indicate any impairment of long-lived assets as of September 30, 2011, 2010 and 2009.

(k)     Fair value measurements

FASB ASC Topic 820, Fair Value Measurement and Disclosures, defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. This topic also establishes a fair value hierarchy which requires classification based on observable and unobservable inputs when measuring fair value. There are three levels of inputs that may be used to measure fair value:

Level 1 -	Quoted prices in active markets for identical assets or liabilities.
Level 2 -

Observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 -	Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

Determining which category an asset or liability falls within the hierarchy requires significant judgment. The Company evaluates its hierarchy disclosures each quarter.

The carrying values of cash and cash equivalents, trade and other receivables, trade and other payables, and short-term borrowings approximate fair values due to their short maturities.

There was no asset or liability measured at fair value on a non-recurring basis as of September 30, 2011 and 2010.

(l)      Revenue recognition

Revenue is recognized when the following four criteria are met as prescribed by U.S. Securities and Exchange Commission (“SEC”) Staff Accounting Bulletin No. 104 (“SAB 104”): (i) persuasive evidence of an arrangement exists, (ii) product delivery has occurred or the services have been rendered, (iii) the fees are fixed or determinable, and (iv) collectability is reasonably assured.

The Company generates its revenue primarily from the sales of synthetic leather and other fabrics. Sales of products are generally recognized when title transfers and the risks and rewards of ownership have passed to customers and when the selling price has been fixed and collectability is reasonably assured. The Company does not provide its customers with the right of return (except for quality), after-sale warranty or price protection. There are no customer acceptance provisions associated with the Company’s products.

The Company is subject to value added tax at 17% on the revenues earned for products sold in the PRC. The Company records its revenue net of value added and other taxes, sales discounts and returns. There were USD1,633,985 of product returns for the year ended September 30, 2011 which have not been resold, and USD245,098 provision for impairment has been made for the inventory as of September 30, 2011.

There were insignificant product returns for the two years ended September 30, 2010 and hence no provision has been made for the inventory as of September 30, 2010 and 2009, respectively.

(m)   Nonmonetary transactions

The Company accounts for nonmonetary transactions based on the fair value of the assets (or services) involved in accordance with the requirements of FASB ASC Topic 845, “Nonmonetary Transactions”.

(n)     Advertising costs

The Company expenses advertising costs as incurred. Advertising expenses are included in selling and marketing expenses and amounted to $203,506, $24,174 and $40,220 for the years ended September 30, 2011, 2010 and 2009, respectively.

(o)     Shipping and handling costs

Shipping and handling costs are charged to expense when incurred and are included in selling and marketing expenses. Shipping and handling costs charged to operations were $236,569, $219,852 and $116,388 for the years ended September 30, 2011, 2010 and 2009, respectively.

(p)     Income taxes

The Company accounts for income taxes under FASB ASC Topic 740 "Income Taxes". Deferred income tax assets and liabilities are determined based upon differences between the financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be effective when the differences are expected to reverse.

Deferred tax assets are reduced by a valuation allowance to the extent management concludes it is more likely than not that the assets will not be realized.  Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.  The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the statements of income in the period that includes the enactment date.

FASB ASC Topic 740 prescribes a more-likely-than-not threshold for financial statement recognition and measurement of a tax position taken in the tax return. This interpretation also provides guidance on de-recognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, accounting for income taxes in interim periods and income tax disclosures.

(q)     Comprehensive income

Comprehensive income is defined as the change in equity of a company during the period from transactions and other events and circumstances excluding transactions resulting from investments from owners and distributions to owners. Accumulated other comprehensive income (loss), as presented on the accompanying consolidated statements of changes in equity and comprehensive income, consisted of cumulative foreign currency translation adjustment in each of the three years ended September 30, 2011, 2010 and 2009.

(r)      Commitments and contingencies

The Company is subject to lawsuits, investigations and other claims related to operations, product, taxing authorities, environmental and other matters out of the normal course of business, and is required to assess the likelihood of any adverse judgments or outcomes to these matters, as well as potential ranges of probable losses and fees.  A determination of the amount of reserves and disclosures required, if any, for these contingencies are made after considerable analysis of each individual issue. The Company accrues for contingent liabilities when an assessment of the risk of loss is probable and can be reasonably estimated.

(s)      Pension and employee benefits

Full time employees of the Company’s PRC subsidiary participate in a government mandated multi-employer defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees.  PRC labor regulations require the Company to accrue for these benefits based on certain percentages of the employees' salaries. Costs for pension and employee benefits for the years ended September 30, 2011, 2010 and 2009 were $153,131, $104,798 and $51,763, respectively.

(t)      Government grant

Government grants are recognized initially as deferred income in the balance sheet at fair value when there is reasonable assurance that they will be received and the Company will comply with the conditions associated with the grant. Grants that compensate the Company for expenses incurred are recognized in consolidated statements of operations as other income on a systematic basis in the same periods in which the expenses are recognized. Grants that compensate the Company for the cost of an asset are recognized in consolidated statements of income and comprehensive income on a systematic basis over the useful life of the asset.

(u)     Research and development costs

Research and development costs are charged to expense as incurred. Research and development costs mainly consist of salary for the research and development staff and depreciation for plant and machinery. The Company recorded $92,522, $136,398 and $64,991 of research and development costs for the years ended September 30, 2011, 2010 and 2009, respectively.

(v)     Earnings per share

Basic earnings per share is computed on the basis of the weighted-average number of shares of the Company’s common stock outstanding during the fiscal years. Diluted earnings per share is computed on the basis of the weighted-average number of shares of the common stock plus any effect of dilutive potential common shares outstanding during the period using the if-converted method.

The following table sets forth the computation of basic and diluted net income per common share:

	For the Year ended
	2011	2010	2009

Net income attributable to Lizhan’s shareholder	$16,333,445	$8,186,807	$2,731,298

Weighted average
outstanding shares	13,314,080	11,084,983	10,937,500

Earnings per common stock:
Basic	$0.12	$0.74	$0.25
Diluted	$0.12	$0.74	$0.25

(w)    Stock-based compensation

The Company will recognize all stock-based payments to employees and to non-employee directors as compensation for service on the Board of Directors as compensation expense in the consolidated financial statements based on the fair value of such payments. Stock-based compensation expense recognized in each period is based on the value of the portion of share-based payment awards that is ultimately expected to vest during the period.

For share-based payments to consultants and other third-parties, compensation expense will be determined at the “measurement date”. The expense will be recognized over the vesting period of the award. Until the measurement date is reached, the total amount of compensation expense remains uncertain. The Company will record compensation expense based on the fair value of the award at the reporting date. The awards to consultants and other third-parties will then be revalued, or the total compensation is recalculated based on the then current fair value, at each subsequent reporting date.

Note 04 - Cash	12 Months Ended
Sep. 30, 2011
Cash and Cash Equivalents [Abstract]
CASH

(4)           CASH

As at September 30, 2011 and 2010, substantially all of the Company’s cash included cash balances deposited with banks located in the PRC. According to existing PRC laws and regulations, remittance of these cash balances out of the PRC is subject to various restrictions imposed by the PRC government.

Note 05 - Restricted Cash	12 Months Ended
Sep. 30, 2011
Restricted Cash
RESTRICTED CASH

(5)           RESTRICTED CASH

Restricted cash represents bank deposits held as collaterals for the bank acceptance notes payable (see Note 13), and will be released only at the expiration date of the bank acceptance notes.

Note 06 - Inventories	12 Months Ended
Sep. 30, 2011
Inventories
Inventories

(6)     INVENTORIES

Inventories consist of the following:

	As of September 30,
	2011	2010

Raw materials	$1,671,437	$1,491,532
Work-in-process	8,196,094	1,979,247
Finished goods and consumables	3,386,458	1,195,717
	13,253,989	4,666,496
Less: Provision for impairment	245,098	-
Total	$13,008,891	$4,666,496

Note 07 - Prepaid expense and other assets	12 Months Ended
Sep. 30, 2011
Prepaid expense and other assets [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS

(7)     PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consist of the following:

	As of September 30,
	2011	2010

Deposits for purchase of raw materials and accessories	$559,568	$1,196,436
Prepaid operating expenses	107,581	740,627
Prepaid rent - current portion (See note 8)	588,151	-
Other deposits	217,602	475,366
Advances to staff for normal business purposes	31,081	11,883
Loan to third party	1,465,977	-
Others	68,875	17,808
Total	$3,038,835	$2,442,120

Loan to third party represents loan to a customer. This customer agreed to be the Company's strategic business partner and both agreed to share the customer's resources to develop and test the Company's new products. The customer further agreed to choose the Company as its preferred furniture fabric supply. Under several agreements signed with the customer January 1, 2011, March 9, 2011 and July 25, 2011 and subsequently renewed on October 1, 2011. The Company has loaned the customer a total $1,465,977 for operating cash. In return, the customer can only purchase Recycled Flocked fabric from the Company.  The loans are not-secured, interest bearing and with one year fixed repayment term and mature on September 30, 2011, March 8, 2012 and July 24, 2012 respectively. Interest is charged in accordance with the loan interest rate stipulated by the People's Bank of China for the corresponding period. However no interest income has been recognized for the year ended September 30, 2011.

Note 08 - Security Deposit And Prepaid Rent	12 Months Ended
Sep. 30, 2011
SECURITY DEPOSIT AND PREPAID RENT [Abstract]
SECURITY DEPOSIT AND PREPAID RENT

(8)     SECURITY DEPOSIT AND PREPAID RENT

	As of September 30,
	2011	2010

Security deposit	$783,945	$-
Prepaid rent	1,745,653	-
	2,529,598	-
Less: Current portion	(588,151)	-
	$1,941,447	$-

The Company entered into a new lease agreement in December 2010 for new production and storage facilities related to its Evergreen products with Zhejiang Zhongyoukangti Recreational Equipment Company Limited. The lease is for a period of 10 years and expires on November 30, 2020. The annual rental is approximately $588,151. Up-on signing of the lease, the Company was required to pay a deposit of $783,945 and prepaid rent in the amounts of $1,745,653 to be applied to future years rent. Rental expenses of $479,187 have been charged to operations in the year ended September 30, 2011.

Rent expense charges to future years is as follows:
Year ending September 30, 2012	$588,151
Year ending September 30, 2013	588,151
Year ending September 30, 2014	569,351
$1,745,653

Note 09 - Intangible Assets	12 Months Ended
Sep. 30, 2011
Intangible Assets
Intangible Assets

(9)     INTANGIBLE ASSETS

Intangible assets, net consisted of the following:

	As of September 30,
	2011	2010

Patent and pending patents applications	$650,000	$650,000
Less: Accumulated amortization	(54,167)	(21,667)
Net book value	$595,833	$628,333

As discussed in Note 1, one patent and two pending patents applications with an aggregate cost of $650,000 were acquired essentially in exchange for 13% ownership interest in the new subsidiary, Hongzhan, in February 2010. These patent and pending patents applications relate to the production of the Company’s new evergreen products.

Amortization expenses were $32,500, $21,667 and nil for the year ended September 30, 2011, 2010 and 2009, respectively.  The expected amortization for the next five years and thereafter is as follows:

Year ending September 30, 2012	$ 32,500
Year ending September 30, 2013	32,500
Year ending September 30, 2014	32,500
Year ending September 30, 2015	32,500
Year ending September 30, 2016	32,500
Thereafter	433,333
$ 595,833

Note 10 - Property, Plant and Equipment, Net	12 Months Ended
Sep. 30, 2011
Property, Plant and Equipment
Property, Plant and Equipment, Net

(10)       PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment consist of the following:

	As of September 30,
	2011	2010
At cost:
Buildings	$21,729,113	$4,789,139
Plant, machinery and equipment	13,055,459	5,946,949
Motor vehicles	406,016	266,596
Office equipment	327,243	269,607
Computer software	2,007	1,874
Construction in progress	780,477	3,013,937
Total	36,300,315	14,288,102
Less: Accumulated depreciation and amortization	(2,206,124)	(1,381,447)
Net	$34,094,191	$12,906,655

Total depreciation and amortization  expense for the years ended September 30, 2011, 2010 and 2009 was $750,197, $693,653 and $505,340, respectively. Depreciation expense included in cost of sales amounted to $519,388, $496,238 and $331,062, for the years ended September 30, 2011, 2010 and 2009 respectively. Depreciation expense included in operating expenses amounted to $230,809, $197,415 and $174,278 for the years ended September 30, 2011, 2010 and 2009 respectively.

Buildings with net book value of $17,783,460 and $4,423,733 as of September 30, 2011 and 2010 are held as collateral for the bank acceptance notes (see Note 13) and term loans (see Note 14).

Plant, machinery and equipment with net book value of $4,595,458 and nil as of September 30, 2011 and 2010 are held as collateral for the term loans (see Note 14).

Construction in progress as of September 30, 2011 and 2010 represents costs of  production plant, machinery and equipment which had not been placed in service pending completion of their installation and integration. The estimated cost to complete their installation and integration is approximately $721,229 and $1,871,928 as of September 30, 2011 and 2010 respectively. No depreciation has been provided for construction in progress.

Note 11 - Land use Rights	12 Months Ended
Sep. 30, 2011
Land Use Rights
Land Use Rights

(11)      LAND USE RIGHTS

Land use rights represent prepaid lease payments to the local government in the PRC for the use of 3 parcels of land where the Company’s production facilities are located. Land use rights have a 40 to 50-year lives.

The expected amortization expense of the prepaid land use rights for each of the next five years and thereafter is as follows:

Year ending September 30, 2012	$38,183
Year ending September 30, 2013	38,183
Year ending September 30, 2014	38,183
Year ending September 30, 2015	38,183
Year ending September 30, 2016	38,183
Thereafter	1,489,420
$1,680,335

The Company’s land use rights with carrying amount of $1,680,335 as of September 30, 2011 have been held as collateral for the bank acceptance notes (see Note 13) and term loans (see Note 14).

Note 12 - Deferred Income	12 Months Ended
Sep. 30, 2011
Deferred Income
Deferred Income

(12)       DEFERRED INCOME

On June 26, 2008, the Company entered into an asset transfer contract with an unrelated customer. Pursuant to the contract, the Company acquired certain used machinery in exchange for granting an exclusive right to the customer for the distribution of the Company’s products produced by those machines (i.e. tufted fabrics) within the United States of America for a period of two years from October 2008 to October 2010. The Company has accounted for this transaction in accordance with FASB ASC Topic 845, “Nonmonetary Transactions”.

The Company has applied the cost approach in measuring the fair values of the machinery received based on the current quoted prices provided by the machine supplier, depreciated by reference to generally accepted service lives of similar machines and adjusted to reflect those machines’ existing physical condition, functional and economic obsolescence. On the other hand, in order to arrive at the fair value of the exclusive distribution right surrendered, the Company would rely on the income approach which would use the Company’s estimates of future cash flows or earnings to be derived from the distribution rights, discounted to a present value based on its own assumptions about risk, rate of return, etc. Therefore, the fair values of the machines having been determined based on quoted prices for similar assets (Level 2 fair value hierarchy according to FASB ASC Topic 820-10-35-37) are considered more clearly evident than the fair value of the distribution rights surrendered, which may only be determined based on unobservable inputs (Level 3 fair value hierarchy).

Accordingly, this transaction has been accounted for based on the aggregate fair value of the machines received, which amounted to $1,294,186, in accordance with the requirements of FASB ASC Topic 845-10-30-1.

The exclusive distribution right granted to the customer has been recorded as deferred income, and subsequently amortized and recognized as revenue on a straight-line basis over the two-year period of the exclusive distribution right. Accordingly, $112,923 was recognized as revenue for the year ended September 30, 2011. The rollforward of the deferred income is as follows:

Fair value of machinery received	$1,294,186
Recognition of revenue from exclusive distribution right for the year ended September 30, 2009	(539,244)
Effect of exchange rate changes	171
Deferred income included in current liabilities as of September 30, 2009	$755,113
Recognition of revenue from exclusive distribution right for the year ended September 30, 2010	(649,484)
Effect of exchange rate changes	4,477
Deferred income included in current liabilities as of September 30, 2010	$110,106
Recognition of revenue from exclusive distribution right for the year ended September 30, 2011	(112,923)
Effect of exchange rate changes	2,817
Deferred income included in current liabilities as of September 30, 2011	$-

Note 13 - Bank Acceptances Notes Payable	12 Months Ended
Sep. 30, 2011
Bank Acceptances Notes Payable

(13)      BANK ACCEPTANCE NOTES PAYABLE

Bank acceptance notes payable consist of the following:

	As of September 30,
	2011	2010
Bank acceptance notes:
China Citic Bank	$78,394	$896,793
Jiaxing City Commercial Bank	1,207,275	1,248,039
Shanghai Pudong Development Bank	1,285,669	-
Total	$2,571,338	$2,144,832

The bank acceptance notes generally mature in periods ranging from three to six months as of September 30, 2011 and 2010. The bank acceptance notes bear bank charges calculated as 0.05% of the face value of the notes.

As security for the bank acceptance notes on September 30, 2011, the Company has placed deposits equal to 50% of the note amounts with the banks (see Note 5 regarding Restricted Cash), pledged its buildings, plant, machinery and equipment (see Note 10) and land use right (see Note 11) in favor of the banks, and provided the banks with the personal guarantee of Mr. Liu, Mr Liu's wife and related party guarantee by its subsidiary.

As at September 30, 2010, the Company has placed deposits equal to 50% of the note amounts with the banks (see Note 5 regarding Restricted Cash), pledged its buildings (see Note 10) and land use rights (see Note 11) in favor of the banks, and provided the banks with the personal guarantee of Mr. Liu, related party guarantee by its subsidiary and third party guarantee. Bank charges on the bank acceptance notes are included in other expenses and amounted to $3,613, $3,212 and $6,568 for the year ended September 30, 2011, 2010 and 2009, respectively.

Note 14 - Term Loans	12 Months Ended
Sep. 30, 2011
TERM LOANS
TERM LOANS

(14) TERM LOANS

(a)     SHORT-TERM LOANS

The Company has entered into loan agreements with several banks in the PRC to obtain fixed-rate term loans with maturities not exceeding 12 months, to meet its working capital needs.  Short-term loans consist of the following:

	As of September 30,
	2011	2010
Payable to:
China Construction Bank	$3,135,779	$5,007,100
China Citic Bank	4,640,953	448,397
China Minsheng Banking Corp., Ltd.	783,945	-
Jiaxing City Commercial Bank	6,741,925	7,473,283
Shanghai Pudong Development Bank	1,567,890	-
Industrial and Commercial Bank of China	4,107,871	-
Hangzhou Bank	-	747,328
Total	$20,978,363	$13,676,108

Weighted average interest rate	7.17%	5.77%

As at September 30, 2011 and 2010, the short-term bank loans are secured by the Company’s buildings, plant, machinery and equipment (see Note 10) and land use rights (see Note 11), and personal guarantee of Mr. Liu, its subsidiary and other unrelated third parties. Additionally, as at September 30, 2011, the short term loans are also secured by personal guarantee of Mr. Liu's wife. The Company is in compliance with financial covenants associated with the short term bank loans.

Interest expense on the short-term bank loans amounted to $979,892, $383,734 and $166,186 for the years ended September 30, 2011, 2010 and 2009, respectively of which $567,972, $83,125 and nil of the interest expenses is capitalized to construction in progress for the year ended September 30, 2011, 2010 and 2009 respectively.

(b)     LONG-TERM LOANS

The Company has entered into loan agreements with several banks in the PRC to obtain floating-rate term loans with maturities exceeding 12 months.  Long-term loans consist of the following:

	As of September 30,
	2011	2010
Payable to:
China Construction Bank	$2,116,651	$-
Jiaxing City Commercial Bank	1,567,890	-
Total	$3,684,541	$-

Weighted average interest rate	5.99%	Nil

The long-term bank loans are secured by the Company’s buildings (see Note 10) and land use rights (see Note 11), and personal guarantees of Mr. Liu and its subsidiary.  The Company is in compliance with financial covenants associated with the long term bank loans as of September 30, 2011.

Interest expenses on the long-term bank loans amounted to $195,167 for the year ended September 30, 2011 and nil for the two years ended September 30, 2010 and 2009, respectively. All the interest expenses are capitalized to construction in progress.

	As of September 30,
	2011	2010
Carrying amount repayable:
Year ending September 30, 2012	$3,684,541	$-

Note 15 - Accrued Expenses and other Payables	12 Months Ended
Sep. 30, 2011
Accrued Expenses and Other Payables [Abstract]
Accrued Expenses and Other Payables

(15)      ACCRUED EXPENSES AND OTHER PAYABLES

Accrued expenses and other payables consist of the following:

	As of September 30,
	2011	2010

Accrued operating expenses	$364,748	$455,102
Other tax payables	-	402,220
Other payables	166,969	394,527
Total	$531,717	$1,251,849

Note 16 - Stockholders Equity	12 Months Ended
Sep. 30, 2011
Stockholders' equity
Stockholders Equity

(16)      STOCKHOLDER’S EQUITY

On January 12, 2010, the Company issued an aggregate 206,250 ordinary shares to Mr. Liu, for a purchase price of $4.80 per share, or $990,000 in aggregate.

On November 19, 2010, the Company issued 2,500,000 ordinary shares pursuant to the initial public offering at a price of $4.00 per share. The Company received proceeds of approximately $7.6 million from the offering after deducting underwriting discounts, expense of $2.5 million.

Note 17 - Non-Controlling Interests	12 Months Ended
Sep. 30, 2011
Non-Controlling Interests
Non-Controlling Interests

(17)     NON-CONTROLLING INTERESTS

Non-controlling interests arose from the Company’s ownership of 13% interest in Hongzhan before it was disposed of in exchange for certain patents, as further disclosed in Note 1.

Note 18 - Statutory Reserves	12 Months Ended
Sep. 30, 2011
Statutory Reserves
Statutory Reserves

(18)       STATUTORY RESERVES

The Company’s subsidiary incorporated in the PRC is required on an annual basis to make appropriations of retained earnings set at certain percentage of after-tax profit determined in accordance with PRC accounting standards and regulations (“PRC GAAP”). Lizhan Textile must make appropriations to (i) general reserve and (ii) enterprise expansion fund in accordance with the Law of the PRC on Enterprises Operated Exclusively with Foreign Capital.

The general reserve fund requires annual appropriations of 10% of after-tax profit (as determined under PRC GAAP at each year-end and after setting off against any accumulated losses from prior years) until such fund has reached 50% of Lizhan Textile’s registered capital whereas enterprise expansion fund appropriation is at its discretion. Appropriation to the general reserve must be made before distribution of dividends to stockholders. The general reserve fund can only be used for specific purposes, such as setting off the accumulated losses, enterprise expansion or increasing the registered capital. The enterprise expansion fund was mainly used to expand the production and operation; it also may be used for increasing the registered capital.

Appropriations to these funds are classified in the consolidated balance sheets as statutory reserves. During the years ended September 30, 2011 and 2010, the Company made total appropriations of $268,604 and $867,154 from retained earnings to these statutory reserves, respectively.

There are no legal requirements in the PRC to fund these reserves by transfer of cash to restricted accounts.

Note 19 - Other Income	12 Months Ended
Sep. 30, 2011
Other Income
Other Income

(19)       OTHER INCOME

Other income consists of the following:
	Year ended September 30,
	2011	2010	2009

Revenue from exclusive distribution right (see Note 12)	$112,923	$649,484	$539,244
Government grants	1,131,583	440,826	26,367
Scrap sales and others	16,903	49,135	44,937
Total	$1,261,409	$1,139,445	$610,548

During the year ended September 30, 2011, the Company received government grant of $1,131,583 in installments. The government grant was unconditional and awarded to the Company as support for the Company’s Evergreen products development.

Note 20 - Income Taxes	12 Months Ended
Sep. 30, 2011
Income Taxes
Income Taxes

(20)       INCOME TAXES

The entities within the Company file separate tax returns in the respective tax jurisdictions that they operate.

Cayman Islands
Lizhan Environmental, being incorporated in the Cayman Islands as an exempted company, is not subject to any income tax in the Cayman Islands.

Hong Kong
Resources is generally subject to Hong Kong income tax on its taxable income derived from trade or businesses carried out in Hong Kong at 16.5% for the year ended September 30, 2011, 2010 and 2009. However, as Resources has not generated any revenue or income, no provision for Hong Kong income tax has been made.

PRC
Lizhan Textile being established in the PRC was subject to the PRC Enterprise Income Tax (“EIT”) at 33% prior to January 1, 2008. In March 2007, the PRC government enacted the PRC Enterprise Income Tax Law, or the New EIT Law, and promulgated related regulation, Implementing Regulations for the PRC Enterprise Income Tax Law, which became effective from January 1, 2008. The PRC Enterprise Income Tax Law, among other things, imposes a unified income tax rate of 25% for both domestic and foreign invested enterprises registered in the PRC. The New EIT Law provides a grandfathering on tax holidays which were granted under the then effective tax laws and regulations.

Lizhan Textile has been approved a “foreign invested enterprise” and granted a preferential tax treatment - a tax holiday of full exemption from EIT for the two calendar years ended December 31, 2009 and a 50% reduction on its EIT rate for the ensuing three calendar years ending December 31, 2012.

The Company’s income tax expense consists of the following:

	Year ended September 30,
	2011	2010	2009

PRC:
- current income tax	$405,755	$912,249	$-
- deferred income tax	-	-	-
Total	$405,755	$912,249	$-

A reconciliation of the expected income tax expense to the actual income tax expense is as follows:

	Year ended September 30,
	2011	2010	2009

Income before tax	$1,836,940	$9,070,229	$2,731,298

PRC statutory income tax rates	25%	25%	25%
Expected income tax expense calculated at PRC statutory tax rates	459,235	2,267,557	682,825
Tax holiday	(385,491)	(1,482,335)	(684,519)
Non-deductible expense	332,011	127,593	1,694
Other	-	(566)	-
Actual income tax expense	$405,755	$912,249	$-

As of September 30, 2011 and 2010, the Company did not have any significant temporary differences and carryforwards that may result in deferred tax. The Company has analyzed the tax positions taken or expected to be taken in its tax filings and has concluded it has no material liability related to uncertain tax positions or unrecognized tax benefits. The Company classifies interest and/or penalties related to income tax matters in income tax expense. For the year ended September 30, 2011, 2010 and 2009, the Company has not recognized any amount of interest and penalties related to uncertain tax positions. The Company does not anticipate any significant increases or decreases to its liability for unrecognized tax benefits within the next 12 months.

The New EIT Law also imposes a withholding tax of 10% unless reduced by a tax treaty, for dividends distributed by a PRC-resident enterprise to its immediate holding company outside the PRC for earnings accumulated beginning on January 1, 2008 and undistributed earnings generated prior to January 1, 2008 are exempt from such withholding tax. The Company has not provided for income taxes on accumulated earnings of its PRC subsidiary as of December 31, 2010 because these earnings are intended to be reinvested indefinitely in the overseas jurisdictions. It is not practicable to estimate the amount of additional taxes that might be payable on such undistributed earnings.

According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational or other errors made by the taxpayer or the withholding agent.  The statute of limitations extends to five years under special circumstances. In the case of transfer pricing issues, the statute of limitations is ten years. There is no statute of limitations in the case of tax evasion. Accordingly, the income tax returns of Lizhan Textile for the fiscal years ended September 30, 2008 through 2011 are open to examination by the PRC state and local tax authorities.

Note 21 - Related Party Transactions	12 Months Ended
Sep. 30, 2011
Related Party Transactions
Related Party Transactions

(21)       RELATED PARTY TRANSACTIONS

Due from related parties
	Year ended September 30,
	2011	2010

Amount due from a stockholder and director - Mr. You Jian Rong	$-	$1,497

The amounts due to related parties are interest-free, unsecured and without fixed repayment term.

Related party purchase

	Year ended September 30,
	2011	2010	2009

Purchase from:
- Haining Yanfeng Textile Co., Ltd. (Under common control of Mr. Liu)	$-	$-	$1,540

Guarantees given by a stockholder and director
As of September 30, 2011 and 2010, Mr. Liu provided a personal guarantee for the Company’s bank acceptance notes (Note 13) and term loans (Note 14). And as of September 30, 2011, Mr. Liu’s wife provided a personal guarantee for the Company’s term loans (Note 14).

Use and Transfer of Patents by a Principal Stockholder
Mr. Liu has allowed the Company to use exclusively 7 patents for fabric designs for no consideration. In June 2010, in order to legalize the Company’s ownership of these patents, Mr. Liu agreed to transfer their legal titles to the Company for no consideration. As the historical costs recorded by Mr. Liu regarding these patents were insignificant, the Company has not recognized these patents in the consolidated financial statements, in accordance with the guidance of SEC SAB Topic 5:G.

Long term exclusive license
On December 29, 2009, the Company’s 87% subsidiary, Hongzhan, entered into an exclusive long-term license agreement with Mr. Liwen Zhang, the sole owner of Eminent, which in turn holds 13% interest in Hongzhan, and a key employee of the Company. Pursuant to the license agreement, Mr. Liwen Zhang has licensed to the Company the use of certain patents in relation to the key innovative production technology for the manufacture of the Company’s new evergreen products for fifteen years, for the license fees of RMB100,000 (or $15,678) for the first year, RMB200,000 (or $31,358) for the second year, and RMB300,000 (or $47,037) for the third year and each of the years thereafter.

During the year ended September 30, 2011, 2010 and 2009, the Company recognized a license fee expense of $26,826, $11,021 and nil respectively, included under “General and administrative expenses” in the accompanying interim consolidated income statements. In connection with the patent license agreement with Mr. Liwen Zhang, the Company is obligated to pay the license fee for the patents as follows:

Year ending September 30, 2012	$43,117
Year ending September 30, 2013	47,037
Year ending September 30, 2014	47,037
Year ending September 30, 2015	47,037
Year ending September 30, 2016	47,037
Thereafter	388,051
$619,316

Note 22 - Capital Commitments and Contingencies	12 Months Ended
Sep. 30, 2011
Capital Commitment and Contingencies
Capital Commitment and Contingencies

(22)      CAPITAL COMMITMENT AND CONTINGENCIES

Capital Commitments
For the purposes of expansion of its production facilities, the Company has entered into a number of contracts for the acquisition and construction of property, plant and equipment. The related capital commitments as of September 30, 2011 amounted to $4,773,609, which is expected to be disbursed during the next twelve months.

Note 23 - Operating Lease Commitments	12 Months Ended
Sep. 30, 2011
Operating Lease Commitments
Operating Lease Commitments

(23)      OPERATING LEASE COMMITMENTS

License fee expense for obligations under operating leases was $26,826 for the year ended September 30, 2011. In December 2010, the Company entered into an agreement to lease production facilities and storage related to its Evergreen Products (See note 8). The monthly rent pursuant to this agreement is approximately $49,013 and the term of this agreement expires in November 2020. The total future minimum lease payments under non-cancellable operating leases with respect to premises and license fee are payable as follows:

Year ending 30 September,
	License Fee	Premises	Total
2012	$43,117	$-	$43,117
2013	47,037	-	47,037
2014	47,037	18,800	65,837
2015	47,037	588,151	635,188
2016	47,037	588,151	635,188

Thereafter	388,051	2,450,629	2,838,680
	$619,316	$3,645,731	$4,265

Note 24 - Employement Agreement	12 Months Ended
Sep. 30, 2011
EMPLOYMENT AGREEMENT
EMPLOYMENT AGREEMENT

(24)      EMPLOYMENT AGREEMENT

The Company has entered into employment agreement with Shan Chi, the Chief Financial Officer, and the annual minimum compensation for the terms of the employment agreements are as follows:

Year ending 30 September,

2012	$ 130,000
2013	54,167
Total	$ 184,167

Note 25 - Certain Risks and Concentrations	12 Months Ended
Sep. 30, 2011
Certain Risks and Concentrations
Certain Risks and Concentrations

(25)      CERTAIN RISKS AND CONCENTRATIONS

Credit risk and major customers
Financial instruments that expose the Company to concentrations of credit risk primarily consist of cash and accounts receivables. The maximum amount of loss due to credit risk in the event of other parties failing to perform their obligations is represented by the carrying amount of each financial asset as stated in the consolidated balance sheet.

As of September 30, 2011 and 2010, substantially all of the Company’s cash included bank deposits in accounts maintained within the PRC where there is currently no rule or regulation in place for obligatory insurance to cover bank deposits in the event of bank failure. However, the Company has not experienced any losses in such accounts and believes it is not exposed to any significant risks on its cash in bank accounts.

The Company performs ongoing credit evaluations of its customers’ financial condition and historically has not experienced any significant collectability problem. As of September 30, 2011, two customers accounted for 29% and 11% of the Company's accounts receivable, respectively. As of September 30, 2010, two customers accounted for 22% and 14% of the Company's accounts receivable, respectively.

Customers accounting for 10% or more of the Company’s net revenue are as follows:

	Year ended September 30,
	2011	2010	2009

Customer A	39%	30%	28%
Customer B	13%	16%	33%
Customer C	-	17%	-

Except as disclosed above, no other single customer accounted for 10% or more of the Company’s net revenue for the year ended September 30, 2011, 2010 and 2009.

Concentration of suppliers
The Company purchased its raw materials from a few primary suppliers, which expose the Company to risk of concentration of suppliers. Suppliers accounting for 10% or more of the Company’s cost of revenue are as follows:

	Year ended September 30,
	2011	2010	2009

Supplier A	-	-	11%
Supplier B	15%	12%	16%
Supplier D	-	12%	-
Supplier E	15%	-	-
Supplier F	10%	-	-

Foreign Operations
Substantially, all of the Company's operations are carried out and its long-lived assets are located within the PRC. Accordingly, the Company’s business, financial condition and results of operations may be influenced by the political, economic and legal environments in the PRC. Among other risks, the Company’s operations in the PRC are subject to the risks of restrictions on transfer of funds, export duties, quotas, and embargoes, domestic and international customs and tariffs, changing taxation policies, foreign exchange restrictions; and political conditions and governmental regulations.

Note 26 - Segment data entity wide disclosure	12 Months Ended
Sep. 30, 2011
Segment Data - Entity-Wide Disclosure
Segment Data - Entity-Wide Disclosure

(26)      SEGMENT DATA - ENTITY-WIDE DISCLOSURE

The Company follows FASB ASC Topic 280, Segment Reporting, which requires that companies disclose segment data based on how management makes decision about allocating resources to segments and evaluating their performance. The Company operates and manages its business as a single segment that includes primarily the manufacturing and sales of leather and other fabrics.

The following tables sets out the analysis of the Company’s net revenue by product and geographical location:

	Year ended September 30,
	2011	2010	2009

Products:
Ultrasuede leather	$6,636,292	$9,201,596	$8,616,807
Recycled leather flocked fabric	27,230,891	34,209,667	11,740,691
Microfiber towel	473,824	558,408	408,354
Tufted fabric	1,672,957	1,692,669	115,866
Others	328,384	658,885	730,823
Total	$36,342,348	$46,321,225	$21,612,541

Geographical information:
PRC	$24,015,948	$35,720,935	$13,550,142
United States	3,580,801	6,363,200	5,488,462
Nicaragua	1,541,227	2,354,356	2,093,445
Belgium	3,278,339	903,426	199,698
Estonia	1,451,882	-	-
Others	2,474,151	979,308	280,794
	$36,342,348	$46,321,225	$21,612,541

Revenues are attributed to countries according to the location where the customers take delivery of the Company’s products.

All of the Company’s assets are located in the PRC.

Note 27 - Adoption of Stock Option Plan	12 Months Ended
Sep. 30, 2011
Adoption of Stock Option Plan
Adoption of Stock Option Plan

(27)     ADOPTION OF STOCK OPTION PLAN

On March 1, 2010, the Company’s Board of Directors adopted the Lizhan Environmental Corporation 2010 Stock Option Plan (the “2010 Plan”).  The 2010 Plan allows the Company to grant stock options to officers, directors (whether or not they are employed by the Company), executive, managerial, professional or administrative employees of, and consultants to, the Company, its parent, subsidiaries and joint ventures (collectively, “key persons”) as the Committee in its sole discretion shall select. Up to 1,875,000 shares of the Company’s common stock may be issued under the 2010 Plan. The purpose of the 2010 Plan is to provide certain key individuals with compensation for initiative and incentives.

The Company has not granted any options under the 2010 Plan as of September 30, 2011.

Note 28 - Condensed Parent Company Financial Information of Lizhan Environmental	12 Months Ended
Sep. 30, 2011
Condensed Parent Company Financial Information of Lizhan Environmental
Condensed Parent Company Financial Information of Lizhan Environmental

(28)      CONDENSED PARENT COMPANY FINANCIAL INFORMATION OF LIZHAN ENVIRONMENTAL

The Company records its investment in subsidiaries under the equity method of accounting as prescribed in ASC Topic 323, “Investments - Equity Method and Joint Ventures”. Such investment and long-term loans to subsidiaries are presented on the balance sheet as “Investments in subsidiaries” and the income of the subsidiaries is presented as “Equity in income of subsidiaries” on the statement of income.

These supplemental condensed parent company financial statements should be read in conjunction with the notes to the Company’s Consolidated Financial Statements. Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted.

As of September 2011, 2010 and 2009, there were no material contingencies, significant provisions for long-term obligations, or guarantees of the Company, except as separately disclosed in the Company’s Consolidated Financial Statements.

Condensed Balance Sheets
	As of September 30,
	2011	2010
Assets
Cash	$47,024	$17,957
Investments in subsidiaries	28,520,239	18,404,028
Total assets	$28,567,263	$18,421,985

Liabilities and Shareholders’ Equity
Current liabilities:
Other Payable	$59,176	$76,693
Total liabilities	59,176	76,693

Shareholders’ equity
Total Lizhan’s shareholders’ equity	28,061,615	17,721,513

Noncontrolling interest	446,472	623,779
Total equity	28,508,087	18,345,292

Total liabilities and shareholders’ equity	$28,567,263	$18,421,985

Condensed Statement of Income	Year ended September 30,
	2011	2010	2009

General and administrative expenses	$(416,895)	$(303,561)	$(42,080)
Equity in income of subsidiaries	2,050,340	8,489,668	2,773,378
Net income	$1,633,445	$8,186,107	$2,731,298

Condensed Statement of Cash Flows	Year ended September 30,
	2011	2010	2009

Net cash used in operating activities	$-	$-	$1
Net cash used in investing activities	(234,231)	(972,482)	(690,552)
Net cash provided by financing activities	263,298	990,439	690,552
Cash, beginning of year	17,957	-	-
Cash, end of year	$47,024	$17,957	$-

Note 29 - Subsequent Events	12 Months Ended
Sep. 30, 2011
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

(29)       SUBSEQUENT EVENTS

The Company's ordinary shares are currently listed on the NASDAQ Global Market under the symbol LZEN. On April 9, 2012, the company applied to transfer the listing of its ordinary shares to the NASDAQ Capital Market, as the Company no longer meets the listing requirements for the NASDAQ Global Market. NASDAQ is currently reviewing the application.

The Company received two letters, dated October 11, 2011 and October 12, 2011, from the NASDAQ Stock Market stating that for the previous 30 consecutive business days, the bid price of the ordinary shares closed below the minimum $1.00 per share and the market value of the Company’s publicly held ordinary shares (“MVPHS”) was below the minimum of $5,000,000, both requirements for continued listing on the NASDAQ Global Market pursuant to NASDAQ Marketplace Rules 5450(a)(1) (the “Minimum Bid Price Rule”) and 5450(b)(1) (the “MVPHS Rule”), respectively.

In accordance with NASDAQ Marketplace Rules 5810(c)(3)(A) and 5810(c)(3)(D), the Company has been provided a grace period of 180 calendar days, or until April 9, 2012, to regain compliance by maintaining a closing bid price of at least $1.00 per share and a closing MVPHS of $5,000,000 or more for a minimum of ten consecutive business days. As of April 9, 2012, the Company did not regain compliance with the Minimum Bid Price Rule or the MVPHS Rule. NASDAQ notified the Company that the ordinary shares could be delisted from the NASDAQ Global Market, but that pursuant to NASDAQ rule 5810(c)(3XA)(ii), the Company was eligible for additional time by applying for a transfer of the ordinary shares to the NASDAQ Capital Market.

On April 9, 2012, the Company applied to transfer the listing of the ordinary shares from the NASDAQ Global Market to the NASDAQ Capital Market. The Company believes that they satisfy the requirements for initial listing on the NASDAQ Capital Market (except for the bid price requirement). The Company will be required to meet the continued listing requirement for market value of publicly held shares and all other initial listing standards, with the exception of the bid price requirement. The Company will, however, have to provide written notice of its intention to cure the minimum bid price requirement during the following 180 days.

There can be no assurance that the Company's application to the NASDAQ Capital Market will be approved or that any appeal would be granted by the Listing Qualifications Panel.